Fair Value Measurements, Assets and Liabilities (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash equivalents	$ 4,859.9	$ 73.6
Investments in mutual funds, unit trusts and other similar instruments	9.8	36.6
Insurance contracts	74.5	62.5
Auction rate securities	4.5	4.3
Derivative contracts	3.8	1.6
Total Assets	4,952.5	178.6
Liabilities
Derivative contracts	6.5	0.8
Contingent consideration	5.1	20.1
Total Liabilities	11.6	20.9
Quoted Prices in Active Markets (Level I) [Member]
Assets
Cash equivalents	4,859.9	73.6
Investments in mutual funds, unit trusts and other similar instruments	9.8	36.6
Total Assets	4,869.7	110.2
Significant Other Observable Inputs (Level 2) [Member]
Assets
Insurance contracts	74.5	62.5
Derivative contracts	3.8	1.6
Total Assets	78.3	64.1
Liabilities
Derivative contracts	6.5	0.8
Total Liabilities	6.5	0.8
Significant Unobservable Inputs (Level 3) [Member]
Assets
Auction rate securities	4.5	4.3
Total Assets	4.5	4.3
Liabilities
Contingent consideration	5.1	20.1
Total Liabilities	$ 5.1	$ 20.1